SHORT-TERM BORROWINGS - Narrative (Details) - US commercial paper - USD ($)	12 Months Ended
	Dec. 31, 2018	Nov. 30, 2017
Disclosure of detailed information about borrowings [line items]
Maximum aggregate principal allowed to issue	$ 1,500,000,000.0	$ 1,000,000,000
Minimum
Disclosure of detailed information about borrowings [line items]
Maturity term	1 day
Maximum
Disclosure of detailed information about borrowings [line items]
Maturity term	397 days